	Union Street Partners Value Fund
Schedule of Investments	december 31, 2022 (unaudited)
		Shares	Fair Value
95.34%	COMMON STOCKS
17.92%	BANKS
	Bank of America Corp. . . . . . . . . .	52,350	$ 1,733,832
	Burke & Herbert Bank & Trust Co. . . . .	33,920	2,398,144
	The Goldman Sachs Group, Inc. . . . . . . . . . .	5,300	1,819,914
	JPMorgan Chase & Co. . . . . . . . . .	25,000	3,352,500
	Wells Fargo & Co. . . . . . . . . . . .	43,500	1,796,115
			11,100,505
2.45%	BEVERAGES
	Diageo PLC ADR (Sponsored) . . . . . .	8,500	1,514,615
4.90%	COMMUNICATION SERVICES
	AT&T, Inc. . . . . . . . . . . . . . . .	68,500	1,261,085
	META Platforms, Inc.(A) . . . . . . . . .	14,750	1,775,015
			3,036,100
16.46%	COMPUTERS
	Apple, Inc. . . . . . . . . . . . . . . .	29,250	3,800,453
	Intel Corp. . . . . . . . . . . . . . . .	63,900	1,688,877
	Microsoft Corp. . . . . . . . . . . . .	19,620	4,705,268
			10,194,598
7.75%	INDUSTRIAL
	The Boeing Co.(A) . . . . . . . . . . . .	14,200	2,704,958
	FedEx Corp. . . . . . . . . . . . . . .	12,100	2,095,720
			4,800,678
11.70%	MEDICAL
	Bayer AG ADR (Sponsored) . . . . . . .	183,000	2,353,380
	CVS Health Corp. . . . . . . . . . . .	22,000	2,050,180
	Johnson & Johnson . . . . . . . . . .	7,680	1,356,672
	Merck & Co., Inc. . . . . . . . . . . . .	13,420	1,488,949
			7,249,181

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QUARTERLY REPORT

	Union Street Partners Value Fund
Schedule of Investments - continued		December 31, 2022 (unaudited)
			Shares	Fair Value
12.73%	OIL
	Chevron Corp. . . . . . . . . . . .	. .	14,000	$2,512,860
	Exxon Mobil Corp. . . . . . . . . . .	.	24,700	2,724,410
	Schlumberger Ltd. . . . . . . . . . .	.	49,500	2,646,270
				7,883,540
3.21%	REAL ESTATE
	Simon Property Group, Inc. . . . . . .	.	16,900	1,985,412
14.19%	RETAIL
	Dollar Tree, Inc.(A) . . . . . . . . . .	. .	24,650	3,486,496
	The Home Depot . . . . . . . . . .	.	5,750	1,816,195
	LVMH Moet Hennessy Jouis Vuitton SE	. .	12,150	1,760,171
	Target Corp. . . . . . . . . . . . .	. .	11,600	1,728,864
				8,791,726
4.03%	UTILITIES
	PG&E Corp.(A) . . . . . . . . . . . .	.	153,500	2,495,910
95.34%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .			59,052,264
4.58%	MONEY MARKET FUNDS
	Fidelity® Investments Money Market
	Government Portfolio Institutional
	Class 4.06%(B) . . . . . . . . . .	. .	2,839,848	$2,839,848
99.92%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .			61,892,112
0.08%	Other assets, net of liablities . . . . . . . . . . . . . .			46,721
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .			$61,938,833

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2022

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

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QUARTERLY REPORT

Union Street Partners Value Fund

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$61,892,112	$—	$—	$61,892,112
Short-Term Investments . . .	—	—	—	—
Total Investments . . . . . .	$61,892,112	$—	$—	$61,892,112

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $35,526,055 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation $26,642,476

Gross unrealized depreciation (276,419)

Net unrealized appreciation $26,366,057

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QUARTERLY REPORT